Segments - Operating Revenues (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total operating revenues	$ 2,090.5	$ 2,155.1	$ 8,406.4	$ 8,376.5	$ 8,106.8
Closed Block Variable Annuity	(444.0)	(978.8)	(70.0)	794.9	677.7
Net realized investment gains (losses) and related charges and adjustments	30.4	103.3	603.4	219.2	47.7
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	20.6	125.3	83.1	(399.0)	(66.9)
Revenues related to businesses exited through reinsurance or divestment	(12.1)	7.5	64.6	116.1	137.6
Revenues (loss) attributable to noncontrolling interests	40.3	21.3	313.8	399.1	143.2
Other adjustments to operating revenues	92.9	51.6	214.0	212.0	228.1
Total revenues	1,818.6	1,485.3	9,615.3	9,718.8	9,274.2
Intersegment
Segment Reporting Information [Line Items]
Total operating revenues	39.3	40.1	157.6	164.1	156.8
Retirement Solutions | Retirement [Member]
Segment Reporting Information [Line Items]
Total operating revenues	583.2	580.4	2,271.9	2,225.4	2,179.0
Retirement Solutions | Annuities
Segment Reporting Information [Line Items]
Total operating revenues	307.6	351.2	1,307.0	1,401.4	1,482.5
Investment Management
Segment Reporting Information [Line Items]
Total operating revenues	131.9	130.6	545.5	491.9	454.5
Insurance Solutions | Individual Life [Member]
Segment Reporting Information [Line Items]
Total operating revenues	687.1	712.0	2,793.9	2,785.0	2,613.4
Insurance Solutions | Employee Benefits [Member]
Segment Reporting Information [Line Items]
Total operating revenues	318.1	313.3	1,251.2	1,246.2	1,277.8
Total Ongoing Businesses
Segment Reporting Information [Line Items]
Total operating revenues	2,027.9	2,087.5	8,169.5	8,149.9	8,007.2
Corporate
Segment Reporting Information [Line Items]
Total operating revenues	17.1	14.2	65.9	(13.7)	(132.3)
Closed Blocks
Segment Reporting Information [Line Items]
Total operating revenues	45.5	53.4	171.0	240.3	231.9
Closed Blocks | Closed Block Institutional Spread Products
Segment Reporting Information [Line Items]
Total operating revenues	38.3	43.0	127.2	188.1	167.6
Closed Blocks | Closed Block Other
Segment Reporting Information [Line Items]
Total operating revenues	$ 7.2	$ 10.4	$ 43.8	$ 52.2	$ 64.3